Leases - Other Lease Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating cash flows from finance leases	$ 8,868	$ 9,488
Operating cash flows from operating leases	1,540	3,710
Financing cash flows from finance leases	6,082	5,461
Right-of-use assets obtained in exchange for new operating lease liabilities	1,227	6,983
Finance Leases
2021	14,949
2022	14,949
2023	14,949
2024	14,949
2025	14,949
Thereafter	40,583
Total lease payments	115,328
Less: imputed interest	(39,679)
Total finance lease liabilities	75,649	81,730
Operating Leases
2021	1,119
2022	929
2023	708
2024	234
2025	72
Thereafter	1,012
Total lease payments	4,074
Less: imputed interest	(696)
Total operating lease liabilities	3,378	3,545
Total
2021	16,068
2022	15,878
2023	15,657
2024	15,183
2025	15,021
Thereafter	41,595
Total lease payments	119,402
Less: imputed interest	(40,375)
Present value of lease liabilities	79,027
Lessor Disclosure [Abstract]
Lease income	$ 6,171	$ 6,071